Defined Contribution Plan	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Defined Contribution Plan
18.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2024, is ￦ 86,723 million (2022: ￦ 72,576 million, 2023: ￦ 85,174 million).